Condensed Consolidated Unaudited Statements of Stockholders' Equity (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Common stock issued price per shares	$ 1.00	$ 1.00	$ 0.50
Common stock issued price per shares	$ 5.00	$ 5.00	1.00
Common stock issued price per shares			1.50
Common stock issued price per shares			$ 2.00